Income Taxes - Reconciliation of Federal Statutory Income Tax Rate to Effective Income Tax Rate (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Tax completed at federal statutory rate			21.00%		21.00%	21.00%
State tax net of federal benefit					2.51%	4.96%
Non- deductible expenses					(1.38%)	(0.91%)
Equity compensation					(2.41%)	(0.83%)
Contingent put option					(5.59%)	0.00%
Foreign taxes					(0.15%)	(0.00%)
Warrant option					(3.20%)
Other					0.92%	(1.03%)
Effective income tax rate	(12.20%)	5.80%	2.60%	9.60%	11.70%	23.19%